LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.76%
INVESTMENT COMPANIES–97.76%
Equity Funds–39.27%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	3,976,403	$ 161,342,568
LVIP SSGA Large Cap 100 Fund	23,872,101	358,153,129
LVIP SSGA Mid-Cap Index Fund	9,139,873	132,263,098
LVIP SSGA Nasdaq-100 Index Fund	2,569,690	24,563,670
LVIP SSGA S&P 500 Index Fund	48,094,797	1,229,447,284
LVIP SSGA Small-Cap Index Fund	6,062,356	245,216,250
LVIP T. Rowe Price Growth Stock Fund	4,072,847	268,909,693
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	3,840,845	140,486,599
		2,560,382,291
Fixed Income Funds–36.64%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	30,327,930	320,930,155
LVIP Delaware Bond Fund	52,530,320	733,901,099
LVIP JPMorgan High Yield Fund	14,359,640	155,715,934
LVIP PIMCO Low Duration Bond Fund	7,378,763	74,466,479
LVIP SSGA Bond Index Fund	28,713,757	334,285,556
LVIP SSGA Short-Term Bond Index Fund	3,634,748	37,848,630
LVIP Western Asset Core Bond Fund	70,520,351	731,860,204
		2,389,008,057
Global Equity Fund–1.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	10,575,003	98,548,459
		98,548,459
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	5,389,792	$ 62,850,365
		62,850,365
International Equity Funds–19.38%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	7,540,950	121,801,427
LVIP MFS International Growth Fund	12,290,825	267,743,339
LVIP Mondrian International Value Fund	10,373,287	169,541,007
LVIP SSGA Developed International 150 Fund	19,306,681	164,570,143
LVIP SSGA Emerging Markets 100 Fund	6,963,536	64,350,033
LVIP SSGA Emerging Markets Equity Index Fund	17,727,615	239,659,631
LVIP SSGA International Index Fund	22,059,948	236,173,801
		1,263,839,381
Total Affiliated Investments (Cost $4,570,996,946)		6,374,628,553
UNAFFILIATED INVESTMENT–2.11%
INVESTMENT COMPANY–2.11%
Money Market Fund–2.11%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	137,459,234	137,459,234
Total Unaffiliated Investment (Cost $137,459,234)		137,459,234

TOTAL INVESTMENTS–99.87% (Cost $4,708,456,180)	6,512,087,787
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.13%	8,281,041
NET ASSETS APPLICABLE TO 417,298,955 SHARES OUTSTANDING–100.00%	$6,520,368,828

✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–1

LVIP Global Moderate Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
43	Australian Dollar	$3,268,645	$3,327,664	6/14/21	$—	$(59,019)
83	British Pound	7,148,894	7,213,877	6/14/21	—	(64,983)
80	Euro	11,742,000	11,949,097	6/14/21	—	(207,097)
81	Japanese Yen	9,148,444	9,286,871	6/14/21	—	(138,427)
10	Swedish Krona	2,291,600	2,346,248	6/14/21	—	(54,648)
					—	(524,174)
Equity Contracts:
304	E-mini MSCI Emerging Markets Index	20,102,000	20,290,758	6/18/21	—	(188,758)
120	E-mini Russell 2000 Index	13,335,000	14,095,726	6/18/21	—	(760,726)
490	E-mini S&P 500 Index	97,201,300	96,249,600	6/18/21	951,700	—
113	E-mini S&P MidCap 400 Index	29,439,890	30,038,860	6/18/21	—	(598,970)
272	Euro STOXX 50 Index	12,331,550	12,050,997	6/18/21	280,553	—
79	FTSE 100 Index	7,274,599	7,283,187	6/18/21	—	(8,588)
106	OMXS 30 Index	2,654,718	2,613,730	4/16/21	40,988	—
28	SPI 200 Index	3,597,381	3,590,242	6/17/21	7,139	—
56	TOPIX Index	9,882,502	9,854,090	6/10/21	28,412	—
					1,308,792	(1,557,042)
Total Futures Contracts					$1,308,792	$(2,081,216)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Moderate Allocation Managed Risk Fund–2

LVIP Global Moderate Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Moderate Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$6,374,628,553	$—	$—	$6,374,628,553
Unaffiliated Investment Company	137,459,234	—	—	137,459,234
Total Investments	$6,512,087,787	$—	$—	$6,512,087,787
Derivatives:
Assets:
Futures Contracts	$1,308,792	$—	$—	$1,308,792
Liabilities:
Futures Contracts	$(2,081,216)	$—	$—	$(2,081,216)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Moderate Allocation Managed Risk Fund–3

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers’ outstanding securities (non-LVIP Funds or ETFs). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.76%@
Equity Funds-39.27%@
✧✧LVIP Delaware Mid Cap Value Fund	$129,089,339	$16,300,222	$3,901,606	$129,326	$19,725,287	$161,342,568	3,976,403	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	331,547,278	84,603	25,268,755	2,406,635	49,383,368	358,153,129	23,872,101	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	131,580,520	32,540	16,349,376	3,947,238	13,052,176	132,263,098	9,139,873	—	—
LVIP SSGA Nasdaq-100 Index Fund	—	26,040,156	324,775	(18,855)	(1,132,856)	24,563,670	2,569,690	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,336,607,130	313,717	186,459,334	99,729,720	(20,743,949)	1,229,447,284	48,094,797	—	—
✧✧LVIP SSGA Small-Cap Index Fund	238,074,229	62,268	23,162,661	9,893,727	20,348,687	245,216,250	6,062,356	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	284,810,087	71,587	22,937,402	10,140,020	(3,174,599)	268,909,693	4,072,847	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	134,706,975	10,658,540	3,909,725	394,368	(1,363,559)	140,486,599	3,840,845	—	—
Fixed Income Funds-36.64%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	310,696,584	18,631,650	9,002,973	191,787	413,107	320,930,155	30,327,930	—	—
✧✧LVIP Delaware Bond Fund	721,864,673	55,461,003	20,958,920	(1,043,473)	(21,422,184)	733,901,099	52,530,320	—	—
✧✧LVIP JPMorgan High Yield Fund	152,841,603	4,097,108	4,357,439	(26,447)	3,161,109	155,715,934	14,359,640	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	86,812,109	19,613	12,445,669	(56,962)	137,388	74,466,479	7,378,763	—	—
✧✧LVIP SSGA Bond Index Fund	327,381,593	28,113,741	9,543,151	(335,222)	(11,331,405)	334,285,556	28,713,757	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	36,307,271	2,664,671	1,062,351	(15,107)	(45,854)	37,848,630	3,634,748	—	—
✧✧LVIP Western Asset Core Bond Fund	723,458,866	57,403,111	20,958,920	(658,041)	(27,384,812)	731,860,204	70,520,351	—	—
Global Equity Fund-1.51%@
✧✧LVIP BlackRock Global Real Estate Fund	95,018,373	24,405	3,002,332	(122,762)	6,630,775	98,548,459	10,575,003	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	62,085,062	4,813,867	1,800,595	(29,455)	(2,218,514)	62,850,365	5,389,792	—	—
International Equity Funds-19.38%@
✧✧LVIP Loomis Sayles Global Growth Fund	128,934,860	32,540	10,918,695	2,111,221	1,641,501	121,801,427	7,540,950	—	—
✧✧LVIP MFS International Growth Fund	275,595,485	69,635	8,398,195	2,814,585	(2,338,171)	267,743,339	12,290,825	—	—
✧✧LVIP Mondrian International Value Fund	166,551,615	42,302	7,790,405	231,399	10,506,096	169,541,007	10,373,287	—	—
✧✧LVIP SSGA Developed International 150 Fund	161,813,793	40,349	15,663,889	687,549	17,692,341	164,570,143	19,306,681	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	67,187,612	16,270	8,379,872	525,339	5,000,684	64,350,033	6,963,536	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	204,028,392	41,249,382	6,393,780	58,692	716,945	239,659,631	17,727,615	—	—
✧✧LVIP SSGA International Index Fund	255,669,738	61,441	27,879,742	7,089,561	1,232,803	236,173,801	22,059,948	—	—
Total	$6,362,663,187	$266,304,721	$450,870,562	$138,044,843	$58,486,364	$6,374,628,553		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
LVIP Global Moderate Allocation Managed Risk Fund–4

LVIP Global Moderate Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
LVIP Global Moderate Allocation Managed Risk Fund–5